Cash and cash equivalents (Narrative) (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Statements Line Items
Cash equivalents, weighted average interest rate			1.25%	1.25%
Cash	$ 174,265		$ 266,785
Cash held in USD [Member]
Statements Line Items
Cash	$ 71,900	$ 52.7	$ 69,500	$ 55.4